Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Mar. 01, 2022	Mar. 31, 2022	Mar. 31, 2021	May 31, 2021
Related Party Transaction [Line Items]
Gain on termination of Sumitomo Options		$ 66,472	$ 0
Asset Purchase Agreement [Member]
Related Party Transaction [Line Items]
Consideration received in cash				$ 5,000
Gain on termination of Sumitomo Options		66,500
Transition Services And Strategic Cooperation Agreement [Member]
Related Party Transaction [Line Items]
Cost incurred and recorded as offsets to general and administrative expenses		1,000	1,400
Sumitomo [Member] | Transition Services And Strategic Cooperation Agreement [Member]
Related Party Transaction [Line Items]
Access fee paid pursuant to strategic cooperation agreement		$ 1,000	$ 1,000
Agreement related to amendment terms additional consideration received by subsidiary	$ 4,500